Discontinued Operation (Tables)	12 Months Ended
Dec. 31, 2018
Discontinued Operations and Disposal Groups [Abstract]
Schedule of discontinued operations

Year ended December 31,
2016

Revenue from sales	18,248
Cost of sales	15,260
Gross profit	2,988

Selling, general and administrative expenses	2,531
Operating income	457

Financial expenses, net	54
Other income, net	-
Taxes on income	249
Income from discontinued operation	154

Year ended December 31,
2016

Operating activities	116

Investing activities	(1,187)

Financing activities	251